Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 226,045	$ 192,683	$ 103,986
Working capital	220,000	171,000
Long-term investments-equity investments held	59,941	196,241	$ 309,757
Increased/decreased in other comprehensive income on assumption	$ 6,000	$ 20,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage	1.17%	2.03%
Change in interest rate, percentage	1.00%
Impacted in interest expense due to fluctuation in interest rates	$ 200	$ 6,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	59,941	196,241
Financial assets at fair value through other comprehensive income, category [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	$ 61,000	$ 200,000